Note 2 - Summary of Significant Accounting Policies (Details)		3 Months Ended					6 Months Ended		12 Months Ended		24 Months Ended	30 Months Ended
	May 29, 2020 USD ($)	Jun. 30, 2020 USD ($) oz	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) oz	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) oz	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 shares	Jun. 30, 2020 USD ($) shares
Reverse Recapitalization, Conversion Ratio	0.112
Net (loss) income		$ (49,790,000)	$ (34,618,000)		$ (21,947,000)	$ (23,440,000)	$ (84,408,000)	$ (45,387,000)	$ (98,895,000)	$ (55,803,000)
Net Cash Provided by (Used in) Operating Activities, Total							(57,642,000)	(24,135,000)	(59,771,000)	(26,925,000)
Cash, Ending Balance	$ 68,900,000	47,293,000		$ 6,220,000	12,576,000		47,293,000	12,576,000	6,220,000			$ 47,293,000
Working Capital		68,000,000.0					68,000,000.0					68,000,000.0
Liabilities, Total		195,404,000		573,888,000			195,404,000		573,888,000	440,100,000		195,404,000
Accumulated deficit		$ (468,775,000)		$ (444,438,000)			$ (468,775,000)		(444,438,000)	(345,543,000)		(468,775,000)
Ore on leach pads written off (in gold ounces) | oz		6,512		11,680			10,492
Cost of Goods and Services Sold, Total		$ 31,863,000					$ 55,731,000	0	30,669,000
Revenues - Note 13		7,636,000			$ 0		18,760,000	$ 0	13,709,000	180,000
Excess of Cost of Goods and Services Sold over Revenues		22,100,000
Cash Equivalents, at Carrying Value, Total		0		$ 0			0		0	0		0
Restricted Cash, Total		39,631,000		42,747,000			39,631,000		42,747,000	43,723,000		39,631,000
Asset Impairment Charges, Total		0
Mineral Properties, Gross		0		$ 0			$ 0		$ 0	$ 0		$ 0
Non-Employee Director Phantom Stock Plan [Member]
Number of Shares of Common Stock Considered for Cash Payment of Grants Issued (in shares) | shares											1	1
Production Costs, Mine-site Period Costs, and Cash Portion of Production Inventory [Member]
Cost of Goods and Services Sold, Total		29,700,000
Revenues - Note 13		$ 7,600,000